Treasury Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 31, 2012	May 31, 2008	Dec. 31, 2012	Dec. 31, 2011
Treasury Stock (Textual) [Abstract]
Shares repurchased			1,105,848	403,347
Treasury Stock (Additional Textual) [Abstract]
Common stock held in treasury, value			$ 310,958	$ 300,584
Common stock held in treasury, shares			21,829,954	20,724,106
Approximate shares available for future issuances			8,000,000
Shares repurchased under Board of Directors authorized program	1,000,000	1,000,000
Shares repurchased, Per Share	$ 13	$ 13
Authorization Expiration	The authorization has no expiration	The authorization has no expiration
August 2012 Program [Member]
Treasury Stock (Textual) [Abstract]
Shares repurchased			531,695
May 2008 Program [Member]
Treasury Stock (Textual) [Abstract]
Shares repurchased			574,153	403,347